Interest Expense, net (Tables)	12 Months Ended
Dec. 31, 2023
Interest Income (Expense), Net [Abstract]
Schedule of Interest Expense
Components of net interest expense were as follows:

	Year Ended December 31,
	2023	2022	2021
Interest expense	$212	$176	$156
Amortization of deferred financing fees	8	7	7
Interest income	(3)	(1)	—
Interest expense, net	$217	$182	$163